Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 157,079	$ 153,012	$ 123,763
Operating expenses:
Cost of revenues	(40,580)	(34,944)	(38,481)
Selling and marketing	(82,534)	(77,520)	(43,827)
General and administrative	(5,908)	(3,341)	(10,095)
Research and development	(1,331)	(920)	(691)
Total operating expenses	(130,353)	(116,725)	(93,094)
Income from operations	26,726	36,287	30,669
Other (expenses) income:
Interest expense, net	(93)	(513)	(282)
Change in fair value of warrant liability	(62)	809	19,714
Other income (expense), net	282	(255)	531
Total other income	127	41	19,963
Income before income tax	26,853	36,328	50,632
Income tax expense	(413)	(976)	(1,673)
Net income	26,440	35,352	48,959
Less: net (loss) gain attributable to non-controlling interest	(450)	65	(31)
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	26,890	35,287	48,990
Other comprehensive income (loss)
Unrealized foreign currency translation gain (loss)	(13,357)	2,945	6,495
Comprehensive income	13,083	38,297	55,454
Less: comprehensive (loss) gain attributable to non-controlling interests	(478)	119	(4)
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	$ 13,561	$ 38,178	$ 55,458
Earnings per ordinary share
Basic (in Dollars per share)	$ 0.39	$ 0.54	$ 0.91
Weighted average shares used in calculating earnings per ordinary share
Basic (in Shares)	68,123,870	65,381,186	53,844,237
Earnings per ordinary share
Dilutive (in Dollars per share)	$ 0.39	$ 0.54	$ 0.83
Weighted average shares used in calculating earnings per ordinary share
Dilutive (in Shares)	68,123,870	65,381,186	59,126,237